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Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                                 March 9, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

   Re: Separate Account No. 13S (formerly Security Equity Separate Account
       Thirteen)
       File No. 811-8938

Commissioners:

   Annual Reports dated December 31, 2006 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the Separate Account No. 13S of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain portfolios of Evergreen Variable Annuity Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000928754, File No. 811-08716.

The annual reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File
No. 811-03618.

The annual reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000824036, File No. 811-05371.

The annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329 and Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511.

                                                  Sincerely,

                                                  /s/ Gina C. Sandonato
                                                  -----------------------------
                                                  Gina C. Sandonato